Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Deposit Certificates issued by banks INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Deposit Certificates issued by banks INR	Mar. 31, 2012 Mortgage-backed securities INR	Mar. 31, 2011 Mortgage-backed securities INR	Mar. 31, 2011 Asset-backed securities INR
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	$ 4,394.8	223,652.4	370,840.2	223,419.6	370,288.6	197,634.4	345,334.9	2.6	51.5	733.3	0	6,545.0	9,416.8	0	49.4	18,504.3	15,436.0	232.8	387.1	164.5
Less Than 12 Months Unrealized Losses	30.1	1,533.5	3,826.1	1,527.2	3,813.8	1,424.1	3,702.2	0.1	0.3	16.8	0	31.0	61.6	0	0.1	55.2	49.6	6.3	9.9	2.4
12 Months or Greater Fair Value	9,448.1	480,812.1	187,829.8	480,812.1	187,829.8	479,755.4	187,813.4	247.5	11.5	4.9	4.9	794.3	0	10.0	0	0	0	0	0	0
12 Months or Greater Unrealized Losses	216.5	11,015.3	5,070.6	11,015.3	5,070.6	11,008.2	5,070.4	1.5	0.2	0	0	5.6	0	0	0	0	0	0	0	0
Fair Value	13,842.9	704,464.5	558,670.0	704,231.7	558,118.4	677,389.8	533,148.3	250.1	63.0	738.2	4.9	7,339.3	9,416.8	10.0	49.4	18,504.3	15,436.0	232.8	387.1	164.5
Unrealized Losses	$ 246.6	12,548.8	8,896.7	12,542.5	8,884.4	12,432.3	8,772.6	1.6	0.5	16.8	0	36.6	61.6	0	0.1	55.2	49.6	6.3	9.9	2.4